Net Loss Per Share	6 Months Ended	12 Months Ended
	Mar. 31, 2023	Sep. 30, 2022
Net Loss Per Share
Net Loss Per Share

Note 15. Net Loss Per Share

The following table sets forth the computation of basic and diluted net loss per share attributable to common shareholders for the periods presented:

	Three Months Ended March 31,		Six Months Ended March 31,
	2023	2022	2023	2022

	(in thousands, except shares and per share data)		(in thousands, except shares and per share data)
Net loss attributable to common shareholders
Basic and diluted	$(11,850)	$(14,527)	$(24,546)	$(26,407)
Weighted-average shares outstanding used to compute net loss per share attributable to common shareholders
Basic and diluted	66,575,652	13,864,320	45,125,926	12,963,436
Net loss per share attributable to common shareholders
Basic and diluted	$(0.18)	$(1.05)	$(0.54)	$(2.04)

The following potentially dilutive securities were excluded from the computation of diluted net loss per share for the periods presented because the impact of including them would have been anti-dilutive:

	Three Months Ended March 31,		Six Months Ended March 31,
	2023	2022	2023	2022
Warrants	16,351,314	2,058,030	16,351,314	2,058,030
Stock options	8,018,964	8,439,682	8,018,964	8,439,682
Convertible preferred shares	—	41,883,053	—	41,883,053
Total	24,370,278	52,380,765	24,370,278	52,380,765

Warrant, stock option and share information is presented in the table above and its accompanying paragraphs as having been converted by the Exchange Ratio as of March 31, 2023 and 2022, as applicable.

Mariadb Corporation Ab
Net Loss Per Share
Net Loss Per Share

Note 16. Net Loss Per Share

The following table sets forth the computation of basic and diluted net loss per share attributable to common shareholders for the periods presented:

	Year Ended September 30,
	2022	2021

	(in thousands, except shares
	and per share data)
Net loss attributable to common shareholders
Basic and diluted	$(48,651)	$(25,442)
Weighted-average shares outstanding used to compute net loss per share attributable to common shareholders
Basic and diluted	58,801,357	50,361,879
Net loss per share attributable to common shareholders
Basic and diluted	$(0.83)	$(0.51)

The following potentially dilutive securities were excluded from the computation of diluted net loss per share for the periods presented because the impact of including them would have been anti-dilutive:

	Year Ended September 30,
	2022	2021
Warrants	4,019,757	9,607,720
Stock options	42,764,264	48,263,387
Convertible preferred shares	183,565,242	125,343,885
Total	230,349,263	183,214,992